Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

11. Share-Based Compensation

Prior to November 1, 2013, Ceridian employees participated in a share-based compensation plan of the ultimate parent of Ceridian. The 2007 Stock Incentive Plan (“2007 SIP”) authorized the issuance of up to 10,540,540 shares of common stock of Parent to eligible participants through stock options and stock awards. Eligible participants in the 2007 SIP included the Parent’s directors, employees and consultants.

Effective November 1, 2013, most participants who held stock options under the 2007 SIP converted their options to a newly created option plan, the 2013 Ceridian HCM Holding Inc. Stock Incentive Plan (“2013 SIP”). A small number of participants maintained their stock options in the 2007 SIP. As of December 31, 2018, there were 5,000 stock options outstanding under the 2007 SIP.

The 2013 SIP authorized the issuance of up to 12,500,000 shares of common stock of Ceridian to eligible participants through stock options and other stock awards, which was increased to 15,000,000 on March 20, 2017, by the Board of Directors. Eligible participants in the 2013 HCM SIP include Ceridian’s directors, employees, and consultants.

As part of the 2013 SIP, the Board of Directors approved a stock appreciation rights program that authorized the issuance of up to 600,000 stock appreciation rights. The performance criteria for all stock appreciation rights was met on April 30, 2018, resulting in the vesting and cash settlement of all outstanding stock appreciation rights. We recognized $1.5 of share-based compensation expense related to the vesting of these stock appreciation rights during the year ended December 31, 2018. As of December 31, 2018, there were no remaining outstanding stock appreciation rights.

Stock options awarded under the 2013 SIP vest either annually on a pro rata basis over a four- or five-year period or on a specific date if certain performance criteria are satisfied and certain equity values are attained. In addition, upon termination of service, all vested options must be exercised generally within 90 days after termination, or these awards will be forfeited. The stock option awards have a 10-year contractual term and have an exercise price that is not less than the fair market value of the underlying stock on the date of grant. As of December 31, 2018, there were 9,356,904 stock options and restricted stock units outstanding under the 2013 SIP. We do not intend to grant any additional awards under the 2007 SIP or the 2013 SIP following our IPO.

On April 24, 2018, in connection with the IPO, the Board of Directors approved the Ceridian HCM Holding Inc. 2018 Equity Incentive Plan (“2018 EIP”), which authorizes the issuance of up to 13,500,000 shares of common stock to eligible participants through equity awards. Equity awards under the 2018 EIP vest annually on a pro rata basis, generally over a four-year period. In addition, upon termination of service, all vested awards must be exercised within 90 days after termination, or these awards will be forfeited. The equity awards have a 10-year contractual term and have an exercise price that is not less than the fair market value of the underlying stock on the date of the grant. As of December 31, 2018, there were 5,218,315 stock options and restricted stock units outstanding and 8,281,685 shares available for future grants of equity awards under the 2018 EIP.

On November 9, 2018, the Compensation Committee of the Board of Directors approved the Ceridian HCM Holding Inc. Global Employee Stock Purchase Plan (the “GESPP”), which authorizes the issuance of up to 2,500,000 shares of common stock to eligible participants through purchases via payroll deductions at a discount to the fair market value of our common stock.  The GESPP has a 10-year contractual term, and purchases will commence in 2019, subject to approval by the Company’s stockholders.

Share-based compensation expense was $24.7, $16.1, and $12.5 for the years ended December 31, 2018, 2017, and 2016, respectively.

Performance-Based Stock Options

Performance-based option activity under the 2007 SIP and the 2013 SIP for the periods presented was as follows:

	Shares		Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Options outstanding at December 31, 2015	1,283,368		$13.46	5.2	$—
Granted	—		—	—	—
Exercised	—		—	—	—
Forfeited or expired	(52,942)		(13.46)	—	—
Options outstanding at December 31, 2016	1,230,426		$13.46	4.2	$—
Granted	—		—	—	—
Exercised	(167,202)	(a)	(13.46)	—	—
Forfeited or expired	(25,077)		(13.46)	—	—
Options outstanding at December 31, 2017	1,038,147		$13.46	3.5	$—
Granted	—		—	—	—
Exercised	(663,412)		(13.46)	—	—
Forfeited or expired	(8,358)		(13.46)	—	—
Options outstanding at December 31, 2018	366,377		$13.50	3.1	$7.7
Options exercisable at December 31, 2018	366,377		$13.50	3.1	$7.7

(a)	During the year ended December 31, 2017, certain performance-based options were modified and exercised.

The performance criteria for all outstanding performance-based stock options was met on June 7, 2018, resulting in the vesting of all outstanding performance-based stock options on this date. We recognized $4.8 of share-based compensation expense related to the vesting of these performance-based stock options during the year ended December 31, 2018. As of December 31, 2018, there was no share-based compensation expense related to unvested performance-based stock options not yet recognized.

Term-Based Stock Options

Term-based option activity, including stock options under the 2007 SIP, the 2013 SIP and the 2018 EIP, for the periods presented was as follows:

	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Options outstanding at December 31, 2015	7,609,658	$16.02	7.3	$14.1
Granted	2,339,238	16.80	—	—
Exercised	—	—	—	—
Forfeited or expired	(176,626)	(16.54)	—	—
Options outstanding at December 31, 2016	9,772,270	$16.20	7.1	$9.9
Granted	2,285,981	17.46	—	—
Exercised	(595,464)	(15.14)	—	—
Forfeited or expired	(468,606)	(16.10)	—	—
Options outstanding at December 31, 2017	10,994,181	$16.52	6.9	$48.8
Granted	5,236,037	23.07	—	—
Exercised	(2,501,983)	(15.26)	—	—
Forfeited or expired	(178,466)	(17.30)	—	—
Options outstanding at December 31, 2018	13,549,769	$19.28	7.5	$206.8
Options exercisable at December 31, 2018	5,731,295	$16.75	5.7	$101.7

Other information pertaining to term-based options is as follows:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value per share	$7.80	$5.88	$5.74

The fair value of the term-based stock options was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2018	2017	2016
Expected volatility	25.0%	30.0%	30.0%
Expected dividend rate	—	—	—
Risk-free interest rate	2.9%	2.3%	1.9%

For stock options granted under the 2007 SIP, we used the simplified method to estimate the expected term of the stock options. For stock options granted under the 2013 SIP and 2018 EIP, we estimated an expected term of 7.0 years, based on the vesting period and contractual life. As of December 31, 2018, there was $46.6 of share-based compensation expense related to unvested term-based awards not yet recognized, which is expected to be recognized over a weighted average period of 1.8 years. As of December 31, 2018, there were 5,731,295 vested term-based stock options.

Restricted Stock Units

Restricted stock units (“RSUs”) activity, including RSUs under the 2013 SIP and the 2018 EIP, for the periods presented was as follows:

Shares
RSUs outstanding at December 31, 2015	228,572
Granted	29,800
Shares issued upon vesting of RSUs	(76,192)
Forfeited or canceled	—
RSUs outstanding at December 31, 2016	182,180
Granted	500,000
Shares issued upon vesting of RSUs	(76,190)
Forfeited or canceled	—
RSUs outstanding at December 31, 2017	605,990
Granted	164,073
Shares issued upon vesting of RSUs	(105,990)
Forfeited or canceled	—
RSUs outstanding at December 31, 2018	664,073
RSUs releasable at December 31, 2018	125,000

Other information pertaining to restricted stock units is as follows:

	Year Ended December 31,
	2018	2017	2016
Weighted average grant date fair value per share	$35.55	$17.26	$17.40

During the year ended December 31, 2018, 230,990 RSUs vested, of which 105,990 shares of common stock were issued, and 125,000 RSUs remained vested and releasable. Restricted stock units generally vest annually over a three- or four-year period. As of December 31, 2018, there was $9.9 of share-based compensation expense related to unvested restricted stock units not yet recognized, which is expected to be recognized over a weighted average period of 2.9 years.